Consolidated And Combined Statements Of Income And Comprehensive Income (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated And Combined Statements Of Income And Comprehensive Income [Abstract]
Excise taxes	$ 445,404,000	$ 443,277,000	$ 1,884,035,000	$ 1,962,660,000	$ 1,831,550,000